Expense Example {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Treasury Money Market Fund - C PRO-16 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Advisor C Class
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 248
3 years	460
5 years	796
10 years	$ 1,541